Recovery of Erroneously Awarded Compensation	12 Months Ended
May 31, 2026
Restatement Determination Date [Axis]: 2023-10-02
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Awards granted under the 2026 Plan will be subject to the requirement that the awards be reduced, forfeited or amounts repaid to the Company after they have been distributed to the participant (i) to the extent set forth in an award agreement or (ii) to the extent covered by any clawback policy adopted by the Company from time to time, or any applicable laws that impose mandatory forfeiture or recoupment, under circumstances set forth in such applicable laws.